Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information

35.    Supplemental cash flow information

Investing activities with partial cash payments:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Purchase of property, plant and equipment	$2,886,753	$7,495,838	$3,930,946
Add: Opening balance of payable on equipment	128,013	128,446	319,387
Less: Ending balance of payable on equipment	(79,517)	(128,013)	(128,446)
Cash paid during the year	$2,935,249	$7,496,271	$4,121,887
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Acquisition of intangible assets	$73,093	$1,626,065	$1,404,192
Add: Opening balance of payable on intangible assets	727,060	—	—
Less: Reversal of payable on intangible assets	(727,060)	—	—
Less: Ending balance of payable on intangible assets	—	(727,060)	—
Cash paid during the year	$73,093	$899,005	$1,404,192